Segments - Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net sales to external customers	$ 4,894,750	$ 4,940,936	$ 4,665,588	$ 4,550,772	$ 4,451,274	$ 4,801,206	$ 5,104,199	$ 5,072,594	$ 19,052,046	$ 19,429,273	$ 20,023,564
Intercompany sales
Depreciation expense									535,852	534,010	522,571
Amortization expense									74,356	73,011	67,829
Earnings before income taxes and noncontrolling interests									791,123	852,940	1,251,812
Segment assets	15,203,283				14,152,059				15,203,283	14,152,059	14,570,350
Capital expenditures									1,230,418	1,019,334	450,627
Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									13,311,948	13,781,797	14,463,683
Intercompany sales									2,563,554	2,609,411	2,430,459
Depreciation expense									332,258	366,182	372,040
Amortization expense									13,911	8,750	871
Earnings before income taxes and noncontrolling interests									1,156,715	1,162,270	1,813,155
Segment assets	8,365,023				7,894,974				8,365,023	7,894,974	6,634,268
Capital expenditures									589,621	369,463	181,193
Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									3,607,333	3,738,381	3,431,490
Intercompany sales									97,090	71,277	55,646
Depreciation expense									42,737	47,948	53,272
Amortization expense									31,082	35,152	38,743
Earnings before income taxes and noncontrolling interests									82,129	(17,140)	(60,282)
Segment assets	2,861,403				2,935,146				2,861,403	2,935,146	2,972,004
Capital expenditures									22,472	31,698	20,918
Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers									2,132,765	1,909,095	2,128,391
Intercompany sales									9,116,860	9,514,163	10,436,379
Depreciation expense									154,065	112,939	92,250
Amortization expense									29,363	29,109	28,215
Earnings before income taxes and noncontrolling interests									13,686	55,264	156,180
Segment assets	3,956,913				3,400,690				3,956,913	3,400,690	2,946,549
Capital expenditures									610,745	604,312	245,337
Corporate/Eliminations [Member]
Segment Reporting Information [Line Items]
Intercompany sales									(11,777,504)	(12,194,851)	(12,922,484)
Depreciation expense									6,792	6,941	5,009
Amortization expense
Earnings before income taxes and noncontrolling interests									(461,407)	(347,454)	(657,241)
Segment assets	19,944				(78,751)				19,944	(78,751)	2,017,529
Capital expenditures									$ 7,580	$ 13,861	$ 3,179